Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Accounts receivable, less allowance for doubtful accounts of $1,234 at December 31, 2017 and $1,530 at December 31, 2016	$ 89,637	$ 84,264
Inventories	9,760	11,085
Other current assets	6,836	11,098
Total current assets	106,233	106,447
Property and equipment:
Medical equipment	629,193	618,052
Property and office equipment	105,341	94,846
Accumulated depreciation	(536,520)	(504,249)
Total property and equipment, net	198,014	208,649
Other long-term assets:
Goodwill	346,168	343,766
Other intangibles, net	151,921	157,371
Other	3,109	1,890
Total assets	805,445	818,123
Current liabilities:
Current portion of long-term debt	5,043	5,454
Book overdrafts	5,367	10,700
Accounts payable	36,689	38,819
Accrued compensation	21,498	19,906
Accrued interest	18,671	18,696
Other accrued expenses	17,763	16,676
Total current liabilities	105,031	110,251
Long-term debt, less current portion	698,065	701,863
Pension and other long-term liabilities	11,385	12,277
Deferred income taxes, net	35,342	53,217
Commitments and contingencies (Note 9)
Deficit
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding at December 31, 2017 and 2016
Additional paid-in capital	250,018	244,986
Accumulated deficit	(287,998)	(296,826)
Accumulated other comprehensive loss	(6,638)	(7,826)
Total Universal Hospital Services, Inc. and Subsidiaries deficit	(44,618)	(59,666)
Noncontrolling interest	240	181
Total deficit	(44,378)	(59,485)	$ (49,158)	$ (48,747)
Total liabilities and deficit	$ 805,445	$ 818,123